Convertible Promissory Notes (Details) - USD ($)				1 Months Ended		3 Months Ended
	Dec. 14, 2016	Sep. 30, 2016	Sep. 01, 2016	Dec. 31, 2016	Nov. 19, 2016	Mar. 31, 2017	Dec. 31, 2015
Derivative liability as at December 31, 2016	$ 584,670	$ 482,339	$ 849,431	$ 475,372	$ 582,979	$ 782,793	$ 0
Conversions during Q1 2017	10,692	(108,048)		0		5,647
Initial Valuation during Q1 2017			849,431		100,640	136,969
Fair value adjustment on March 31	(268,046)	(259,044)		(377,344)		164,805
Derivative liability as at March 31, 2017	$ 584,670	$ 482,339	$ 849,431	475,372	$ 582,979	782,793
Note A [Member]
Derivative liability as at December 31, 2016				92,693		74,424
Conversions during Q1 2017						(25,963)
Initial Valuation during Q1 2017						0
Fair value adjustment on March 31						7,424
Derivative liability as at March 31, 2017				92,693		74,424
Note B and C [Member]
Derivative liability as at December 31, 2016				382,409		498,842
Conversions during Q1 2017						31,610
Initial Valuation during Q1 2017						0
Fair value adjustment on March 31						84,823
Derivative liability as at March 31, 2017				382,409		498,842
Note D and E [Member]
Derivative liability as at December 31, 2016				0		209,527
Conversions during Q1 2017						0
Initial Valuation during Q1 2017						136,969
Fair value adjustment on March 31						72,558
Derivative liability as at March 31, 2017				$ 0		$ 209,527